Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosure [Line Items]
Effects of reinsurance
The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2016				2015
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$1,161	$23	$12,669	$13,853	$765	$161	$17,178	$18,104
Deferred policy acquisition costs and value of business acquired	6,638	71	(370)	6,339	6,013	218	(454)	5,777
Total assets	$7,799	$94	$12,299	$20,192	$6,778	$379	$16,724	$23,881
Liabilities
Future policy benefits	$32,520	$232	$—	$32,752	$29,214	$1,294	$—	$30,508
Policyholder account balances	35,838	741	—	36,579	36,013	712	—	36,725
Other policy-related balances	1,035	1,677	—	2,712	999	1,804	(1)	2,802
Other liabilities	4,525	13	907	5,445	2,620	87	1,218	3,925
Total liabilities	$73,918	$2,663	$907	$77,488	$68,846	$3,897	$1,217	$73,960
The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Premiums
Direct premiums	$2,226	$2,404	$2,359
Reinsurance assumed	81	296	95
Reinsurance ceded	(1,127)	(1,063)	(1,003)
Net premiums	$1,180	$1,637	$1,451
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$3,582	$3,722	$3,729
Reinsurance assumed	126	139	383
Reinsurance ceded	(611)	(568)	(502)
Net universal life and investment-type product policy fees	$3,097	$3,293	$3,610
Other revenues
Direct other revenues	$271	$271	$270
Reinsurance assumed	89	2	30
Reinsurance ceded	349	160	220
Net other revenues	$709	$433	$520
Policyholder benefits and claims
Direct policyholder benefits and claims	$6,101	$4,944	$4,924
Reinsurance assumed	127	302	254
Reinsurance ceded	(2,490)	(2,159)	(1,980)
Net policyholder benefits and claims	$3,738	$3,087	$3,198
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances	$1,067	$1,156	$1,180
Reinsurance assumed	75	78	76
Reinsurance ceded	(11)	(10)	(11)
Net interest credited to policyholder account balances	$1,131	$1,224	$1,245
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business acquired	$(182)	$727	$1,018
Reinsurance assumed	148	8	99
Reinsurance ceded	(191)	(62)	(48)
Net amortization of deferred policy acquisition costs and value of business acquired	$(225)	$673	$1,069
Other expenses
Direct other expenses	$1,700	$1,723	$1,797
Reinsurance assumed	36	47	3
Reinsurance ceded	(36)	(47)	(43)
Net other expenses	$1,700	$1,723	$1,757

Affiliated Entity [Member]
Reinsurance Disclosure [Line Items]
Effects of reinsurance
Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Premiums
Reinsurance assumed	$35	$227	$56
Reinsurance ceded	(766)	(687)	(652)
Net premiums	$(731)	$(460)	$(596)
Universal life and investment-type product policy fees
Reinsurance assumed	$126	$139	$276
Reinsurance ceded	(60)	(58)	(47)
Net universal life and investment-type product policy fees	$66	$81	$229
Other revenues
Reinsurance assumed	$59	$2	$30
Reinsurance ceded	348	160	220
Net other revenues	$407	$162	$250
Policyholder benefits and claims
Reinsurance assumed	$90	$252	$220
Reinsurance ceded	(737)	(656)	(622)
Net policyholder benefits and claims	$(647)	$(404)	$(402)
Interest credited to policyholder account balances
Reinsurance assumed	$75	$78	$76
Reinsurance ceded	(11)	(10)	(11)
Net interest credited to policyholder account balances	$64	$68	$65
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed	$49	$24	$90
Reinsurance ceded	(175)	(59)	(42)
Net amortization of deferred policy acquisition costs and value of business acquired	$(126)	$(35)	$48
Other expenses
Reinsurance assumed	$19	$41	$(2)
Reinsurance ceded	(21)	(31)	(23)
Net other expenses	$(2)	$10	$(25)
Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

	December 31,
	2016		2015
	Assumed	Ceded	Assumed	Ceded
	(In millions)
Assets
Premiums, reinsurance and other receivables	$23	$3,382	$128	$8,452
Deferred policy acquisition costs and value of business acquired	71	(356)	120	(439)
Total assets	$94	$3,026	$248	$8,013
Liabilities
Future policy benefits	$211	$—	$630	$—
Policyholder account balances	741	—	712	—
Other policy-related balances	1,677	—	1,785	(1)
Other liabilities	11	578	28	876
Total liabilities	$2,640	$578	$3,155	$875